Shareholder Report	6 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust
Entity Central Index Key	0001097519
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Columbia California Intermediate Municipal Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia California Intermediate Municipal Bond Fund
Class Name	Class A
Trading Symbol	NACMX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia California Intermediate Municipal Bond Fund (the Fund) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 37	0.73% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%	[1]
Net Assets	$ 318,923,886
Holdings Count | Holding	243
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 318,923,886
Total number of portfolio holdings	243
Portfolio turnover for t he re porting period	9%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to ch ang
e.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, no
t statem
ents of fact, and are s
ubject
to change, including daily.
Top Holdings
Los Angeles Department of Water & Power 07/01/2041 5.000%	2.1%
Southern California Public Power Authority 04/01/2055 5.000%	2.0%
California State Public Works Board 08/01/2036 5.000%	1.7%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign 07/01/2044 5.250%	1.7%
State of California 08/01/2044 5.250%	1.5%
California State University 11/01/2042 5.000%	1.4%
Los Angeles Unified School District 07/01/2032 5.000%	1.3%
Golden State Tobacco Securitization Corp. 06/01/2033 5.000%	1.3%
Southern California Public Power Authority 07/01/2041 5.000%	1.2%
Los Angeles Department of Water & Power 07/01/2029 5.000%	1.2%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, no
t statem
ents of fact, and are s
ubject
to change, including daily.
Largest Holdings [Text Block]
Top Holdings
Los Angeles Department of Water & Power 07/01/2041 5.000%	2.1%
Southern California Public Power Authority 04/01/2055 5.000%	2.0%
California State Public Works Board 08/01/2036 5.000%	1.7%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign 07/01/2044 5.250%	1.7%
State of California 08/01/2044 5.250%	1.5%
California State University 11/01/2042 5.000%	1.4%
Los Angeles Unified School District 07/01/2032 5.000%	1.3%
Golden State Tobacco Securitization Corp. 06/01/2033 5.000%	1.3%
Southern California Public Power Authority 07/01/2041 5.000%	1.2%
Los Angeles Department of Water & Power 07/01/2029 5.000%	1.2%

Columbia California Intermediate Municipal Bond Fund - Advisor Class
Shareholder Report [Line Items]
Fund Name	Columbia California Intermediate Municipal Bond Fund
Class Name	Advisor Class
Trading Symbol	CCMRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia California Intermediate Municipal Bond Fund (the Fund) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Advisor Class	$ 24	0.48% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%	[1]
Net Assets	$ 318,923,886
Holdings Count | Holding	243
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 318,923,886
Total number of portfolio holdings	243
Portfolio turnover for the reporting period	9%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Los Angeles Department of Water & Power 07/01/2041 5.000%	2.1%
Southern California Public Power Authority 04/01/2055 5.000%	2.0%
California State Public Works Board 08/01/2036 5.000%	1.7%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign 07/01/2044 5.250%	1.7%
State of California 08/01/2044 5.250%	1.5%
California State University 11/01/2042 5.000%	1.4%
Los Angeles Unified School District 07/01/2032 5.000%	1.3%
Golden State Tobacco Securitization Corp. 06/01/2033 5.000%	1.3%
Southern California Public Power Authority 07/01/2041 5.000%	1.2%
Los Angeles Department of Water & Power 07/01/2029 5.000%	1.2%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
Los Angeles Department of Water & Power 07/01/2041 5.000%	2.1%
Southern California Public Power Authority 04/01/2055 5.000%	2.0%
California State Public Works Board 08/01/2036 5.000%	1.7%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign 07/01/2044 5.250%	1.7%
State of California 08/01/2044 5.250%	1.5%
California State University 11/01/2042 5.000%	1.4%
Los Angeles Unified School District 07/01/2032 5.000%	1.3%
Golden State Tobacco Securitization Corp. 06/01/2033 5.000%	1.3%
Southern California Public Power Authority 07/01/2041 5.000%	1.2%
Los Angeles Department of Water & Power 07/01/2029 5.000%	1.2%

Columbia California Intermediate Municipal Bond Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia California Intermediate Municipal Bond Fund
Class Name	Institutional Class
Trading Symbol	NCMAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia California Intermediate Municipal Bond Fund (the Fund) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 24	0.48% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%	[1]
Net Assets	$ 318,923,886
Holdings Count | Holding	243
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 318,923,886
Total number of portfolio holdings	243
Portfolio turnover for the reporting period	9%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Los Angeles Department of Water & Power 07/01/2041 5.000%	2.1%
Southern California Public Power Authority 04/01/2055 5.000%	2.0%
California State Public Works Board 08/01/2036 5.000%	1.7%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign 07/01/2044 5.250%	1.7%
State of California 08/01/2044 5.250%	1.5%
California State University 11/01/2042 5.000%	1.4%
Los Angeles Unified School District 07/01/2032 5.000%	1.3%
Golden State Tobacco Securitization Corp. 06/01/2033 5.000%	1.3%
Southern California Public Power Authority 07/01/2041 5.000%	1.2%
Los Angeles Department of Water & Power 07/01/2029 5.000%	1.2%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
Los Angeles Department of Water & Power 07/01/2041 5.000%	2.1%
Southern California Public Power Authority 04/01/2055 5.000%	2.0%
California State Public Works Board 08/01/2036 5.000%	1.7%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign 07/01/2044 5.250%	1.7%
State of California 08/01/2044 5.250%	1.5%
California State University 11/01/2042 5.000%	1.4%
Los Angeles Unified School District 07/01/2032 5.000%	1.3%
Golden State Tobacco Securitization Corp. 06/01/2033 5.000%	1.3%
Southern California Public Power Authority 07/01/2041 5.000%	1.2%
Los Angeles Department of Water & Power 07/01/2029 5.000%	1.2%

Columbia California Intermediate Municipal Bond Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia California Intermediate Municipal Bond Fund
Class Name	Institutional 2 Class
Trading Symbol	CNBRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia California Intermediate Municipal Bond Fund (the Fund) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 24	0.47% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%	[1]
Net Assets	$ 318,923,886
Holdings Count | Holding	243
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 318,923,886
Total number of portfolio holdings	243
Portfolio turnover for the reporting period	9%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Los Angeles Department of Water & Power 07/01/2041 5.000%	2.1%
Southern California Public Power Authority 04/01/2055 5.000%	2.0%
California State Public Works Board 08/01/2036 5.000%	1.7%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign 07/01/2044 5.250%	1.7%
State of California 08/01/2044 5.250%	1.5%
California State University 11/01/2042 5.000%	1.4%
Los Angeles Unified School District 07/01/2032 5.000%	1.3%
Golden State Tobacco Securitization Corp. 06/01/2033 5.000%	1.3%
Southern California Public Power Authority 07/01/2041 5.000%	1.2%
Los Angeles Department of Water & Power 07/01/2029 5.000%	1.2%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
Los Angeles Department of Water & Power 07/01/2041 5.000%	2.1%
Southern California Public Power Authority 04/01/2055 5.000%	2.0%
California State Public Works Board 08/01/2036 5.000%	1.7%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign 07/01/2044 5.250%	1.7%
State of California 08/01/2044 5.250%	1.5%
California State University 11/01/2042 5.000%	1.4%
Los Angeles Unified School District 07/01/2032 5.000%	1.3%
Golden State Tobacco Securitization Corp. 06/01/2033 5.000%	1.3%
Southern California Public Power Authority 07/01/2041 5.000%	1.2%
Los Angeles Department of Water & Power 07/01/2029 5.000%	1.2%

Columbia California Intermediate Municipal Bond Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia California Intermediate Municipal Bond Fund
Class Name	Institutional 3 Class
Trading Symbol	CCBYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia California Intermediate Municipal Bond Fund (the Fund) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
Wh
at were
the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 21	0.42% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%	[1]
Net Assets	$ 318,923,886
Holdings Count | Holding	243
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	K ey Fu nd Statistics
Fund net assets	$ 318,923,886
Total number of portfolio holdings	243
Portfolio turnover for the reporting period	9%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Hol
dings
Los Angeles Department of Water & Power 07/01/2041 5.000%	2.1%
Southern California Public Power Authority 04/01/2055 5.000%	2.0%
California State Public Works Board 08/01/2036 5.000%	1.7%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign 07/01/2044 5.250%	1.7%
State of California 08/01/2044 5.250%	1.5%
California State University 11/01/2042 5.000%	1.4%
Los Angeles Unified School District 07/01/2032 5.000%	1.3%
Golden State Tobacco Securitization Corp. 06/01/2033 5.000%	1.3%
Southern California Public Power Authority 07/01/2041 5.000%	1.2%
Los Angeles Department of Water & Power 07/01/2029 5.000%	1.2%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Hol
dings
Los Angeles Department of Water & Power 07/01/2041 5.000%	2.1%
Southern California Public Power Authority 04/01/2055 5.000%	2.0%
California State Public Works Board 08/01/2036 5.000%	1.7%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign 07/01/2044 5.250%	1.7%
State of California 08/01/2044 5.250%	1.5%
California State University 11/01/2042 5.000%	1.4%
Los Angeles Unified School District 07/01/2032 5.000%	1.3%
Golden State Tobacco Securitization Corp. 06/01/2033 5.000%	1.3%
Southern California Public Power Authority 07/01/2041 5.000%	1.2%
Los Angeles Department of Water & Power 07/01/2029 5.000%	1.2%

Columbia California Intermediate Municipal Bond Fund - Class S
Shareholder Report [Line Items]
Fund Name	Columbia California Intermediate Municipal Bond Fund
Class Name	Class S
Trading Symbol	NCMDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia California Intermediate Municipal Bond Fund (the Fund) for the period of October 2, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 4 (a)	0.48% (b)
(a)
Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.

(b)	Annualized.

Expenses Paid, Amount	$ 4	[2]
Expense Ratio, Percent	0.48%	[1]
Net Assets	$ 318,923,886
Holdings Count | Holding	243
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key F und Sta ti stics
Fund net assets	$ 318,923,886
Total number of portfolio holdings	243
Portfolio turnover for the reporting period	9%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
T
op H
oldings
Los Angeles Department of Water & Power 07/01/2041 5.000%	2.1%
Southern California Public Power Authority 04/01/2055 5.000%	2.0%
California State Public Works Board 08/01/2036 5.000%	1.7%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign 07/01/2044 5.250%	1.7%
State of California 08/01/2044 5.250%	1.5%
California State University 11/01/2042 5.000%	1.4%
Los Angeles Unified School District 07/01/2032 5.000%	1.3%
Golden State Tobacco Securitization Corp. 06/01/2033 5.000%	1.3%
Southern California Public Power Authority 07/01/2041 5.000%	1.2%
Los Angeles Department of Water & Power 07/01/2029 5.000%	1.2%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
T
op H
oldings
Los Angeles Department of Water & Power 07/01/2041 5.000%	2.1%
Southern California Public Power Authority 04/01/2055 5.000%	2.0%
California State Public Works Board 08/01/2036 5.000%	1.7%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign 07/01/2044 5.250%	1.7%
State of California 08/01/2044 5.250%	1.5%
California State University 11/01/2042 5.000%	1.4%
Los Angeles Unified School District 07/01/2032 5.000%	1.3%
Golden State Tobacco Securitization Corp. 06/01/2033 5.000%	1.3%
Southern California Public Power Authority 07/01/2041 5.000%	1.2%
Los Angeles Department of Water & Power 07/01/2029 5.000%	1.2%

[1]	Annualized.
[2]	Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.